Investment in Associates (Tables)	6 Months Ended
Sep. 30, 2025
Investment in Associates [Abstract]
Schedule of Reconciliation of Financial Information Presented to Carrying Amount

The Company’s investment in associates is summarized below:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	-	254
Cost of acquisition	7,501	-
Share of results of an associate	3	(54)
Loss of disposal of an associate	-	(100)
Consideration received	-	(50)
Consideration receivables transferred to other receivables	-	(50)
Ending balance	7,504	-

Schedule of Financial Information

The following table illustrates the summarized unaudited financial information of the Company’s associates as of September 30, 2025 and March 31, 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associates, if any.

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Current assets	118	-
Non-current assets	49	-
Current liabilities	(87)	-
Net assets of the associate	80	-

Revenue	1,630	-
Net income for the period / year	6	-